FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS [Abstract]
Total current assets	$ 29,940,026	$ 20,547,848
NON-CURRENT ASSETS [Abstract]
Total non-current assets	22,452,905	20,779,553
Total assets	52,392,931	41,327,401
CURRENT LIABILITIES [Abstract]
Total current liabilities	8,779,436	7,598,409
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	51,398,757	64,803,255
Total liabilities	60,178,193	72,401,664
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	6,068,325	4,231,794
Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	42,265
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,180,605	1,413,970
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,169,970	1,496,841
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	318,271	455,804
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	51,398,757	64,803,255
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	42,265	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	42,265	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	42,265
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	8,737,171	7,598,409
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	51,398,757	64,803,255
Total liabilities	60,135,928	72,401,664
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	6,068,325	4,231,794
Other Financial Liabilities [Member] | Derivative Financial Instruments [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,180,605	1,413,970
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,169,970	1,496,841
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	318,271	455,804
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	51,398,757	64,803,255
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	10,623,500	9,279,066
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,617,900	1,016,052
NON-CURRENT ASSETS [Abstract]
Total non-current assets	8,383	11,476
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,910	27,651
NON-CURRENT ASSETS [Abstract]
Total non-current assets	22,444,522	20,768,077
Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	13,267,914	3,201,152
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	4,428,802	7,023,927
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	17,476,466	7,995,535
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	17,476,466	7,995,535
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	13,267,914	3,201,152
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	4,208,552	4,794,383
Financial assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	12,463,560	12,552,313
NON-CURRENT ASSETS [Abstract]
Total non-current assets	22,452,905	20,779,553
Total assets	34,916,465	33,331,866
Financial assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	10,623,500	9,279,066
Financial assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,617,900	1,016,052
NON-CURRENT ASSETS [Abstract]
Total non-current assets	8,383	11,476
Financial assets at Amortized Cost [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,910	27,651
NON-CURRENT ASSETS [Abstract]
Total non-current assets	22,444,522	20,768,077
Financial assets at Amortized Cost [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 220,250	$ 2,229,544